UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Institutional Capital LLC
Address: 225 West Wacker Drive, Suite 2400
         Chicago, Illinois  60606

Form 13F File No:   28-16
                    -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   Brian E. Franc
Title:  Executive Vice President and Chief Compliance Officer
Phone:  (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois    8/10/11
-------------------    -----------------   ----------
   (Signature)           (City/State)        (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number              Name
---------------     ----------------------------
028-01190           Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:             83

Form 13F Information Table Value Total:   $ 15,778,638
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   13F File Number    Name
   ---------------    --------------------------
1.                    Nuveen Investment Advisors, Inc.

                           FORM 13F INFORMATION TABLE

                           INSTITUTIONAL CAPITAL LLC
                                    FORM 13F
                                   30-Jun-11

                                                                                                               Voting Authority
                                                                                                          --------------------------
                               Title of                Value      Shares/    Sh/ Put/ Invstmt        Otr
Name of Issuer                 class         CUSIP     (x$1000)   Prn Amt    Prn Call Dscretn        Mgrs Sole        Shrd None
-----------------------------  ------------  --------- ---------- ---------- --- ---- -------------  ---- ---------   ---- --------
ACE Ltd.                       SHS           H0023R105    108,547  1,649,144 SH       Sole              0   1,523,149        125,995
ACE Ltd.                       SHS           H0023R105        685     10,410 SH       Shared-Defined    1           0         10,410
Accenture Ltd.                 SHS CLASS A   G1151C101     22,569    373,531 SH       Sole              0     344,623         28,908
Accenture Ltd.                 SHS CLASS A   G1151C101        141      2,338 SH       Shared-Defined    1           0          2,338
Aflac Inc.                     COM           001055102          2         41 SH       Shared-Defined    1           0             41
Aon Corp.                      COM           037389103     90,025  1,754,878 SH       Sole              0   1,620,851        134,027
Aon Corp.                      COM           037389103        572     11,158 SH       Shared-Defined    1           0         11,158
Applied Materials Inc.         COM           038222105    283,996 21,829,078 SH       Sole              0  20,575,338      1,253,740
Applied Materials Inc.         COM           038222105        574     44,131 SH       Shared-Defined    1           0         44,131
Archer-Daniels-Midland Company COM           039483102    308,155 10,220,716 SH       Sole              0   9,629,048        591,668
Archer-Daniels-Midland Company COM           039483102        653     21,654 SH       Shared-Defined    1           0         21,654
BB&T Corp.                     COM           054937107    357,591 13,323,069 SH       Sole              0  12,559,103        763,966
BB&T Corp.                     COM           054937107        728     27,121 SH       Shared-Defined    1           0         27,121
BCE Inc.                       COM NEW       05534B760    290,106  7,383,721 SH       Sole              0   6,797,070        586,651
BCE Inc.                       COM NEW       05534B760      1,002     25,492 SH       Shared-Defined    1           0         25,492
BlackRock Inc.                 COM           09247X101    347,032  1,809,245 SH       Sole              0   1,706,646        102,599
BlackRock Inc.                 COM           09247X101        695      3,625 SH       Shared-Defined    1           0          3,625
CVS Caremark Corp.             COM           126650100     21,971    584,652 SH       Sole              0     540,052         44,600
CVS Caremark Corp.             COM           126650100        136      3,620 SH       Shared-Defined    1           0          3,620
Schwab Charles Corp.           COM           808513105    291,249 17,705,081 SH       Sole              0  16,692,147      1,012,934
Schwab Charles Corp.           COM           808513105        569     34,568 SH       Shared-Defined    1           0         34,568
Chevron Corp.                  COM           166764100    169,011  1,643,432 SH       Sole              0   1,523,016        120,416
Chevron Corp.                  COM           166764100        798      7,759 SH       Shared-Defined    1           0          7,759
Coca Cola Co.                  COM           191216100    633,684  9,417,213 SH       Sole              0   8,931,199        486,014
Coca Cola Co.                  COM           191216100      1,067     15,851 SH       Shared-Defined    1           0         15,851
ConocoPhillips                 COM           20825C104    377,272  5,017,580 SH       Sole              0   4,743,071        274,509
ConocoPhillips                 COM           20825C104        678      9,011 SH       Shared-Defined    1           0          9,011
Covidien PLC                   SHS           G2554F113    458,847  8,620,076 SH       Sole              0   8,131,024        489,052
Covidien PLC                   SHS           G2554F113        874     16,417 SH       Shared-Defined    1           0         16,417
Goldman Sachs Group Inc.       COM           38141G104    422,747  3,176,400 SH       Sole              0   2,994,492        181,908
Goldman Sachs Group Inc.       COM           38141G104        791      5,944 SH       Shared-Defined    1           0          5,944
HCA Holdings Inc.              COM           40412C101     50,167  1,520,209 SH       Sole              0   1,407,209        113,000
HCA Holdings Inc.              COM           40412C101        326      9,881 SH       Shared-Defined    1           0          9,881
Honeywell International Inc.   COM           438516106    506,788  8,504,584 SH       Sole              0   8,079,702        424,882
Honeywell International Inc.   COM           438516106        990     16,611 SH       Shared-Defined    1           0         16,611
Hospira Inc.                   COM           441060100     98,960  1,746,569 SH       Sole              0   1,645,169        101,400
Hospira Inc.                   COM           441060100        207      3,648 SH       Shared-Defined    1           0          3,648
JPMorgan Chase & Co.           COM           46625H100    644,978 15,754,230 SH       Sole              0  14,846,988        907,242
JPMorgan Chase & Co.           COM           46625H100      1,285     31,380 SH       Shared-Defined    1           0         31,380
Johnson & Johnson              COM           478160104    500,692  7,526,932 SH       Sole              0   7,107,832        419,100
Johnson & Johnson              COM           478160104      1,032     15,508 SH       Shared-Defined    1           0         15,508
Johnson Controls Inc.          COM           478366107    511,937 12,288,458 SH       Sole              0  11,575,004        713,454
Johnson Controls Inc.          COM           478366107        894     21,461 SH       Shared-Defined    1           0         21,461
Lowe's Cos Inc.                COM           548661107    493,054 21,152,041 SH       Sole              0  19,955,067      1,196,974
Lowe's Cos Inc.                COM           548661107        913     39,183 SH       Shared-Defined    1           0         39,183
Marathon Oil Corp.             COM           565849106    530,637 10,072,833 SH       Sole              0   9,505,627        567,206
Marathon Oil Corp.             COM           565849106        906     17,190 SH       Shared-Defined    1           0         17,190
McDonald's Corp.               COM           580135101    149,636  1,774,621 SH       Sole              0   1,655,771        118,850
McDonald's Corp.               COM           580135101        601      7,123 SH       Shared-Defined    1           0          7,123
Merck & Co. Inc.               COM           58933Y105    626,357 17,748,854 SH       Sole              0  16,786,428        962,426
Merck & Co. Inc.               COM           58933Y105      1,115     31,603 SH       Shared-Defined    1           0         31,603
MetLife Inc.                   COM           59156R108    507,463 11,567,431 SH       Sole              0  10,901,640        665,791
MetLife Inc.                   COM           59156R108      1,009     23,001 SH       Shared-Defined    1           0         23,001
Microsoft Corp.                COM           594918104    690,685 26,564,775 SH       Sole              0  25,045,186      1,519,589
Microsoft Corp.                COM           594918104      1,238     47,609 SH       Shared-Defined    1           0         47,609
Monsanto Co.                   COM           61166W101    326,567  4,501,885 SH       Sole              0   4,242,159        259,726
Monsanto Co.                   COM           61166W101        672      9,268 SH       Shared-Defined    1           0          9,268
Occidental Petroleum Corp.     COM           674599105    344,184  3,308,193 SH       Sole              0   3,117,579        190,614
Occidental Petroleum Corp.     COM           674599105        664      6,381 SH       Shared-Defined    1           0          6,381
Owens-Illinois Inc.            COM NEW       690768403     46,537  1,803,059 SH       Sole              0   1,666,065        136,994
Owens-Illinois Inc.            COM NEW       690768403        288     11,157 SH       Shared-Defined    1           0         11,157
Pepsico Inc.                   COM           713448108    908,654 12,901,514 SH       Sole              0  12,183,595        717,919
Pepsico Inc.                   COM           713448108      1,625     23,075 SH       Shared-Defined    1           0         23,075
Petroleo Brasileiro SA         SPONSORED ADR 71654V408     70,193  2,073,050 SH       Sole              0   1,798,300        274,750
Pfizer Inc.                    COM           717081103    943,643 45,807,938 SH       Sole              0  43,305,020      2,502,918
Pfizer Inc.                    COM           717081103      1,575     76,446 SH       Shared-Defined    1           0         76,446
Qualcomm Inc.                  COM           747525103          1         24 SH       Shared-Defined    1           0             24
Sanofi                         SPONSORED ADR 80105N105    631,248 15,714,413 SH       Sole              0  14,806,763        907,650
Sanofi                         SPONSORED ADR 80105N105      1,230     30,627 SH       Shared-Defined    1           0         30,627
Staples Inc.                   COM           855030102    173,505 10,981,331 SH       Sole              0  10,348,385        632,946
Staples Inc.                   COM           855030102        340     21,548 SH       Shared-Defined    1           0         21,548
Texas Instruments Inc.         COM           882508104    398,806 12,147,597 SH       Sole              0  11,439,630        707,967
Texas Instruments Inc.         COM           882508104        755     23,010 SH       Shared-Defined    1           0         23,010
Time Warner Inc.               COM NEW       887317303    743,485 20,442,249 SH       Sole              0  19,313,565      1,128,684
Time Warner Inc.               COM NEW       887317303      1,333     36,656 SH       Shared-Defined    1           0         36,656
Viacom Inc.                    CL B          92553P201    495,800  9,721,570 SH       Sole              0   9,163,267        558,303
Viacom Inc.                    CL B          92553P201      1,014     19,883 SH       Shared-Defined    1           0         19,883
Vodafone Group PLC             SPONS ADR NEW 92857W209    698,984 26,159,594 SH       Sole              0  24,136,834      2,022,760
Vodafone Group PLC             SPONS ADR NEW 92857W209      1,248     46,718 SH       Shared-Defined    1           0         46,718
WellPoint Inc.                 COM           94973V107    101,558  1,289,298 SH       Sole              0   1,187,630        101,668
WellPoint Inc.                 COM           94973V107        622      7,895 SH       Shared-Defined    1           0          7,895
Wells Fargo & Co.              COM           949746101    368,758 13,141,768 SH       Sole              0  12,390,631        751,137
Wells Fargo & Co.              COM           949746101        712     25,377 SH       Shared-Defined    1           0         25,377
REPORT SUMMARY                            83           15,778,638